LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES
13.	LEASES
The Company has operating and finance leases for properties, vehicles and equipment. The Company’s leases have remaining lease terms of one
year to twenty-eight years,
some of which include options to extend the lease term, and some of which include options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.

In connection with the SolAero acquisition, the Company assumed finance leases in the aggregate of $16,174. There have been no other material changes in the Company’s lease portfolio since December 31, 2021.

15.	LEASES
The Company has operating leases for properties, vehicles and equipment. The Company’s leases have remaining lease terms of one year to nineteen years, some of which include options to extend the lease term for up to one year, and some of which include options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.
Supplemental balance sheet information
related
to leases as of December 31, were as follows:

		December 31,
Liabilities	Presentation	2021	2020
Current:
Operating lease liabilities	Other current liabilities	$2,383	$1,670
Non-current:
Operating lease liabilities	Non-current lease liabilities	28,302	27,299

Total lease liabilities		$30,685	$28,969

The components of lease expense were as follows during the years ended December 31:

	Years Ended December 31,
	2021	2020
Operating lease costs	$3,356	$2,552

Finance lease costs:
Amortization of right-of-use assets	$—	$583
Interest on lease liabilities	—	95

Total finance lease costs	$—	$678

Supplemental cash flow information related to leases is as follows for the years ended December 31:
Cash paid for amounts included in the measurement of lease liabilities:

	Years Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,051	$2,080
Operating cash flows from finance leases	—	95
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,916	$2,410
The weighted average remaining lease term related to operating leases was 10.6 years and 12.1 years as of December 31, 2021 and 2020, respectively. The weighted average discount rate related to operating leases was 4.8% and 5.5% as of December 31, 2021 and 2020, respectively.
The following is a schedule of the future minimum operating lease payments by year as of December 31:

Operating Leases
2022	$3,799
2023	4,076
2024	3,984
2025	3,728
2026	3,790
Thereafter	21,636

Total lease payments	41,013
Less imputed interest	(10,328)

Total	$30,685